Other Current Assets - Schedule of Other Current Assets (Details) - USD ($)	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Successor [Member]
Advance to suppliers	$ 136,136	$ 65,385
Other receivable	61,389	9,027
Other current assets	$ 197,525	$ 74,412
Predecessor [Member]
Advance to suppliers			$ 208,750
Other receivable			106
Other current assets			$ 208,856